Revenue and other income	6 Months Ended
Jun. 30, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue and other income	Revenue and other incomeRevenue from collaboration and licensing agreements
Revenues from collaboration and licensing agreements result from agreements signed with AstraZeneca, Sanofi :

(in thousands of euro)	30 juin 2026	30 juin 2025

Proceeds from collaboration and licensing agreements	2,698	755
of which monalizumab agreement (AstraZeneca)	—	56
of which 2016 Sanofi agreement	—	—
of which Sanofi agreement 2022 - ANKET IPH62 - Recognition of license initial payment and income related to the completion of work in line with the joint research program	198	198
of which Sanofi agreement 2022 - ANKET IPH67 -Recognition of license initial payment, income related to the option exercise and income related to the completion of work in line with the joint research program	2,500	—
of which other agreements	—	501
Invoicing of R&D costs (IPH5201 agreement)	417	916
Revenue from collaboration and licensing agreements	3,115	1,671

a) Revenue recognition related to monalizumab AZ agreements and amendments
Revenue related to monalizumab decreased by €0.1 million, and are nil for the six months ended June 30, 2026, as compared to €0.1 million for the six months ended June 30, 2025. Since December 31, 2025, the revenue related with this agreement has been fully recognized and no Current collaboration liabilities remains.
Change in deferred revenue relating to monalizumab agreement:

(in thousands of euro)	Current	Non-Current	Total
As of December 31, 2024	215	—	215
Revenue for the six months ended June 30, 2025	(56)		(56)
Transfer from / (to) collaboration liabilities	4		4
As of June 30, 2025	163	—	163

As of December 31, 2025	—	—	—
Revenue for the six months ended June 30, 2026	—	—	—
Transfer from / (to) collaboration liabilities	—	—	—
As of June 30, 2026	—	—	—
Change in collaboration liabilities relating to monalizumab agreement:

(in thousands of euro)	Current	Non Current	Total
As of December 31, 2024	7,443	41,128	48,571
Additions	—	—	—
Deductions	(1,679)	—	(1,679)
Foreign exchange impact (1)	(5,592)	—	(5,592)
Reclassification	6,610	(6,610)	—
As of June 30, 2025	6,782	34,518	41,300

As of December 31, 2025	6,501	31,748	38,249
Additions	177	—	177
Deductions	—	—	—
Foreign exchange impact (1)	1,186	—	1,186
Reclassification	1,131	(1,131)	—
As of June 30, 2026	8,995	30,617	39,612
(1) Foreign exchange effects are recognized in financial income (see Note 15).
b) Revenue recognition related to IPH5201 AstraZeneca collaboration and option agreement
License revenue related to IPH5201 for the six months ended June 30, 2026 and June 30, 2025 are nil. As a reminder, the Company signed on June 1, 2022 an amendment to the initial contract signed in October 2018. This amendment set the terms of the collaboration following AstraZeneca’s decision to advance IPH5201 to a Phase 2 study. The Company will conduct the study. Both parties will share the external cost related to the study and incurred by the Company and AstraZeneca will provide products necessary to conduct the clinical trial. Under the terms of this agreement, an amount of €417 thousand was rebilled to AstraZeneca during the first half of 2026 (€916 thousand during the first half of 2025).
c) Revenue related to IPH6401 - IPH6101 - Sanofi (2016)

Revenue related to IPH6401 under the collaboration and license agreement signed with Sanofi are nil for the six months ended June 30, 2026, as for the six months ended June 30, 2025.
On April 23, 2025 and in alignment with both company's current strategic priorities, Sanofi and Innate agreed to terminate the 2016 Agreement as it relates to SAR’579/IPH6101 (CD123 ANKET); Innate regained its rights on SAR’579/IPH6101 (CD123 ANKET) on July 1st, 2025, as Sanofi retains the right to compensation from any future revenue..
As a reminder, the Company announced that, in June 2023, the first patient was dosed in a Sanofi-sponsored Phase 1/2 clinical trial evaluating IPH6401/SAR'514 in relapsed or refractory Multiple Myeloma. No milestone payment has been recognized as of June 30, 2026.
d) Revenue related to Sanofi research collaboration and licensing agreement (2022)
In December 2022, the Company entered into a research collaboration and license agreement with Genzyme Corporation, a wholly owned subsidiary of Sanofi (“Sanofi”), under which the Company granted Sanofi an exclusive license to Innate’s B7-H3 ANKET® program and options for two additional targets.
In March 2023, Innate Pharma received an upfront payment of €25 million under its research, collaboration and license agreement with Sanofi. This amount consisted of €18.5 million relating to the exclusive license to the B7-H3 technology, which was recognized in profit or loss in June 2023; €1.5 million relating to research activities to be performed over a three-year period, recognized as revenue on a straight-line basis through November 2026; and €5 million relating to the two additional license options, recognized as contract liabilities until their expiration or until the options are exercised.
In December 2023, Sanofi exercised one of its license options for an ANKET® program, resulting in the recognition of €2.5 million in revenue and the payment of a €15 million milestone, of which €13.3 million related to the license was recognized immediately in revenue and €1.7 million related to research activities. These research activities were discontinued following the termination of the agreement in October 2024, which led to the full recognition of the €1.7 million in revenue in 2024. As a result, Innate regained the rights to the IPH67 program, while Sanofi retains a right to compensation on any potential future revenues.
On January 24, 2026, following the expiration of the deadline to exercise the license option on an identified target, the revenue of €2.5 million has been fully recognized. Sanofi always has a right on a non-exclusive license option for an additional target, exercisable up to January 24, 2028. This option is not linked with any other revenue.

Change in deferred revenue relating to the 2022 research collaboration and licensing agreement :

(in thousands of euro)	Current	Non-Current	Total
As of December 31, 2024	400	2,825	3,225
Additions	198	(198)	—
Deductions	(198)	—	(198)
As of June 30, 2025	400	2,627	3,027

(in thousands of euro)	Current	Non-Current	Total
As of December 31, 2025	2,826	—	2,826
Additions	—	—	—
Deductions	(199)	—	(199)
As of June 30, 2026	2,627	—	2,627

e) Schedule of variance of deferred revenue

(in thousands of euro)	As of December 31, 2025	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2026
Monalizumab	—	—	—	—	—
Sanofi (2022) option	2,500	(2,500)	—	—	—
Sanofi (2022) services	326	(199)	—	—	127
Total	2,826	(2,699)	—	—	127

(in thousands of euro)	As of December 31, 2024	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2025
Monalizumab	215	(56)	—	4	163
Sanofi (2022) option	2,500	—	—	—	2,500
Sanofi (2022) services	726	(198)	—	—	528
Total	3,441	(254)	—	4	3,191
Government financing for research expenditures
The Company receives grants from the European Commission, French government and state organizations in several different forms:
•Research Tax Credits; and
• Investment and operating grants.
As of June 30, 2026 and 2025, an estimate of the research tax credit amount for the first half period is calculated on the basis of eligible expenses over the period.
The total amount for government financing for research expenditures recorded as other income in the income statement can be analysed as follows:

(in thousands of euro)	June 30, 2026	June 30, 2025

Research tax credit	2,548	3,189
Grant	—	—
Government financing for research expenditures	2,548	3,189